Property, Plant and Equipment, Net	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

Note 8. Property, plant and equipment, net

Property, plant and equipment, net consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Building	$2,942,232	2,854,717
Office Equipment	211,015	201,070
Electronic Equipment	229,412	222,589
Vehicles	258,525	248,259
Machinery Equipment	508,343	493,223
Building Improvement	1,399,360	1,357,738
Construction in progress	12,777,159	787,620
Subtotal	$18,326,046	$6,165,216
Less: accumulated depreciation	(2,124,516)	(1,916,423)
Total	$16,201,530	$4,248,793

As of June 30, 2026 and December 31, 2025, the buildings have been pledged for the purpose of obtaining bank loans.

Depreciation expenses for the six months ended June 30, 2026 and 2025 amounted to $147,662 and $115,496, respectively.

For the six months ended June 30, 2026, the depreciation expenses included in the cost of sales, general and administrative expenses, selling expenses, and research and development expenses were approximately $38,892, $104,233, $787, and $3,750, respectively.

For the six months ended June 30, 2025, the depreciation expenses included in the cost of sales, general and administrative expenses, selling expenses, and research and development expenses were approximately $35,995, $73,976, $2,311, and $3,214, respectively.